EQUITY (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Vote $ / shares	Dec. 31, 2021 USD ($) Vote $ / shares
EQUITY
Par value per share | $ / shares	$ 0.00001	$ 0.00001
Number of votes per Ordinary share	1	1
Preferred Shares, number of votes per Ordinary share into which such Preferred Shares could then be converted	1	1
Preferred Shares, conversion ratio	1.00%	1.00%
Minimum percentage of vote or written consent required to decide date of conversion of Preferred shares	50.00%	50.00%
Minimum net proceeds to Company to decide date of conversion of Preferred shares | $	$ 50,000	$ 50,000
Preferred shares
EQUITY
Number of votes per Ordinary share	1	1
Dividend rate (in percentage)	6.00%	6.00%